NOTE 7 – SHORT-TERM BORROWINGS		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Debt Disclosure [Abstract]
NOTE 7 – SHORT-TERM BORROWINGS

NOTE 7 – SHORT-TERM BORROWINGS

As of December 31, 2025, the Company’s subsidiary AI UltraProd had one-year loans with a total principal amount of RMB 17,480,000 (equivalent to US $2,499,607) from banks in the PRC, with interest rates ranging from 3.15% to 6.53% per annum. Interest payments are due quarterly.

Short-term borrowings are as follows:

	As of December 31,
	2025	2024

Unsecured short-term borrowings from PRC banks	$2,499,607	$—
Total short-term borrowings, net	$2,499,607	$—

NOTE 7 – SHORT-TERM BORROWINGS

As of June 30, 2026, the Company’s subsidiary AI UltraProd had one-year loans with a total principal amount of RMB23,400,000 (equivalent to US$3,448,733) from banks in the PRC, with interest rates ranging from 2.4% to 6.53% per annum. Interest payments are due quarterly. During the 6 months ended June 30, 2026, the Company borrowed $2,417,048 and repaid $1,467,922 short-term borrowings.